INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

INCOME TAXES

Deferred income taxes reflect the net tax effects of operating loss and tax credit carry forwards and temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, the deferred tax assets are fully offset by a valuation allowance at September 30, 2012 and December 31, 2011.

As of September 30, 2012, the Company had a tax net operating loss carry forward of approximately $435,000. Any unused portion of this carry forward expires in 2029. Utilization of this loss may be limited in the event of an ownership change pursuant to IRS Section 382.

INCOME TAXES

Deferred income taxes reflect the net tax effects of operating loss and tax credit carry forwards and temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, the deferred tax assets are fully offset by a valuation allowance at December 31, 2011 and 2010.

Income tax expense for 2011 and 2010 is as follows:

	2011	2010

Current:
Federal	$—	$—
State	—	—

	—	—

Deferred:
Federal	(59,183)	$(5,610)
State	(6,319)	(599)
Change in Valuation allowance	65,501	6,209
	$—	$—

The following is a summary of the Company’s deferred tax assets at December 31, 2011 and 2010:

	2011	2010

Deferred Tax Assets:
Net operating losses	$27,382	$6,209
Stock compensation	44,328	—
Net deferred tax assets	71,710	6,209

Valuation allowance	(71,710)	(6,209)

	$—	$—

A reconciliation between the expected tax expense (benefit) and the effective tax rate for the year ended December 31, 2011 and for the period from inception through December 31, 2010 are as follows:

	2011	2010

Statutory federal income tax rate	34%	34%
State taxes, net of federal income tax	3.63%	3.63%
Effect of change in valuation allowance	(36.42%)	(36.42%)
Non deductible expenses	(1.21%)	(1.21%)

	0%	0%

As of December 31, 2011, the Company had a tax net operating loss carry forward of approximately $77,000. Any unused portion of this carry forward expires in 2029. Utilization of this loss may be limited in the event of an ownership change pursuant to IRS Section 382.